SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for credit losses, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group’s revenues is generated in dollars. In addition, most of the Group’s costs are denominated and determined in dollars and in new Israeli shekels (“NIS”). Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and the reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.
Short-term and restricted bank deposits
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average annual rate of 2.72% and 1.06% for the years ended December 31, 2023 and 2022, respectively. Short-term and restricted deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

	December 31,	December 31,	December 31,
	2023	2022	2021
Cash and cash equivalents	$30,546	$24,535	$79,423
Restricted cash	—	—	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$30,546	$24,535	$84,523

Trade receivables
f.	Trade receivables:

The Group records trade receivables for amounts invoiced and yet unbilled invoices. The Group’s allowance for credit losses for trade receivables is based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions and other factors. The estimated allowance for credit losses is recorded as general and administrative expenses in the consolidated statements of operations.

Marketable securities
g.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, “Investments - Debt Securities”.

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2023, the Group classified all of its marketable securities as available-for-sale (“AFS”). AFS securities are carried out at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, together with interest on securities, is included in “financial income (expenses), net”.

The Group periodically evaluates its AFS debt securities for impairment in accordance with Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. If the amortized cost of an individual security exceeds its fair value, the Group considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Group writes down the security to its fair value and records the impairment charge in the consolidated statements of operations. If neither of these criteria are met, the Group assesses whether credit loss exists. In making this assessment, the Group considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and any adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss may exist, the present value of the cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses will be recorded, limited by the amount that the fair value is less than the amortized cost basis. Any additional impairment not recorded through an allowance for credit losses is recognized in other comprehensive income or loss.

During the years ended December 31, 2023, 2022 and 2021, the Group’s credit losses were immaterial.

Long-term and restricted bank deposits
h.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses.

Inventories
i.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the “weighted average cost” method; and

Finished products - using the “weighted average cost” method with the addition of direct manufacturing costs.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of product lines, and market prices lower than cost.

Property and equipment
j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

The Group’s long-lived assets (asset group) to be held and used, including right of use assets and intangible that are subject to amortization are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. If such assets are considered to be impaired, recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups).

During the years ended December 31, 2023, 2022 and 2021, no impairment losses have been identified.

Intangible assets
k.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 4 to 10 years.

Leases
l.	Leases:

The Group evaluates the contracts it enters into to determine whether such contracts contain leases. A contract contains a lease if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration.

The Group determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for the lessee's use. At commencement, contracts containing a lease are further evaluated for classification as an operating or finance lease where the Company is a lessee, or as an operating, sales-type or direct financing lease where the Company is a lessor, based on their terms.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

As the Group's lease arrangements as a lessee do not provide an implicit rate, the Group uses its incremental estimated borrowing rate at lease commencement to measure the right-of-use (“ROU”) assets and lease liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. For leases with a term of one year or less, the Group elected not to record the ROU asset or liability. The Group elected to not recognize a lease liability or ROU asset for leases with a term of twelve months or less. The Group also elected the practical expedient to not separate lease and non-lease components for its leases.

A portion of the Group's sales of equipment to customers are made through bundled lease arrangements which typically include software license, equipment and services. Revenues under these bundled lease arrangements are allocated considering the relative standalone selling prices of the lease and non-lease components included in the bundled arrangement. The two primary accounting provisions the Group use to classify transactions as sales-type or operating leases are: (i) a review of the lease term to determine if it is for the major part of the economic life of the underlying equipment; and (ii) a review of the present value of the lease payments to determine if they are equal to or greater than substantially all of the fair market value of the equipment at the inception of the lease. Equipment included in arrangements meeting these conditions are accounted for as sales-type leases and revenue is recognized at lease commencement. Equipment included in arrangements that do not meet these conditions are accounted for as operating leases and revenue is recognized over the term of the lease. For the year ended December 31, 2023, equipment leases that were classified as operating leases were immaterial.

Goodwill
m.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded in the Group's financial statements as a result of acquisitions.

Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized, but rather is subject to an impairment test at least annually.

The Group performs an annual impairment test of goodwill in the fourth quarter of each fiscal year, or more frequently. if events or changes in circumstances indicate the carrying value may not be recoverable. Goodwill is tested for impairment at the reporting unit level, by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the reporting unit does not pass the qualitative assessment, the Group carries out a quantitative test for impairment of goodwill, by comparing the fair value of the reporting unit with the carrying amount of the reporting unit that includes goodwill. The Group may bypass the qualitative assessment and proceed directly to performing the quantitative goodwill impairment test. The Group operates as one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment at that level. The Group did not record goodwill impairment charges during the years ended December 31, 2023, 2022 and 2021.

Revenue recognition
n.	Revenue recognition:

The Group generates its revenues primarily from the sale of software licenses, equipment, and related services through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators, enterprises, carriers and distributors in the telecommunications and networking industries, all of whom are considered end-users.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Revenues are recognized in accordance with ASC 606, "Revenue from Contracts with Customers”. As such, the Group identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Group satisfies its performance obligations.

The Group enters into contracts that can include combinations of products and services that are capable of being distinct and accounted for as separate performance obligations.  The software licenses and equipment are distinct as the customer can derive the economic benefit of it without any additional services. The Group allocates the transaction price to each performance obligation, based on its relative standalone selling price out of the total consideration of the contract.

Software license and equipment revenues are recognized at the point of time when control is transferred,

Revenues from maintenance and support services are recognized over time ratably over the term of the contract.

As the Group generally does not sell the products separately on a standalone basis, the standalone selling prices are not directly observable. Therefore, the Group makes estimates, based on reasonably available information. The estimated selling price is established considering multiple factors such as historical selling prices, internal pricing practices, gross margin objectives and discount policy. The Group typically bills customers based on actual delivery. The payment terms vary, mainly with terms of 60 days or less.

The Group grants to certain customers a right of return or the ability over a limited period of time to exchange for other products a specific percentage of the total price paid for products they have purchased. The Group maintains a provision for product returns and exchanges and other incentives, based on its experience with historical sales returns, analysis of credit memo data and other known factors, all in accordance with ASC 606. This provision is deducted from revenues and amounted to $2,137 and $2,704 as of December 31, 2023 and 2022, respectively. This provision was recorded as part of other payables and accrued expenses.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Group generally determined that those contracts do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Group’s products and services, not to receive or provide financing. The Group uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized. Deferred revenues are recognized as (or when) the Group performs the performance obligations under the contract.

The Group pays sales commissions to sales and marketing personnel, based on their attainment of certain predetermined sales goals. Amortization expenses related to these costs are included in selling and marketing expenses in the consolidated statements of operations.

The Group has included as part of other receivables and prepaid expenses in its consolidated balance sheet, costs to obtain a contract in the amount of $542 and $829, as of December 31, 2023 and 2022, respectively.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2023, which are expected to be satisfied and recognized in future periods:

	Year Ending December 31,
			2026 and
	2024	2025	thereafter
Products	$227	$2	$—
Services	38,593	9,927	6,981

	$38,820	$9,929	$6,981

Significant changes in the balances of deferred revenues during the years are as follows:

	Year Ended December 31,
	2023	2022
Balance, at the beginning of the year	$52,586	$54,616

Revenue recognized	(17,469)	(38,625)
Increase in deferred revenues and customer advances	20,613	36,595

Balance, at the end of the year	55,730	52,586
Less current portion at the end of the year	(38,820)	(36,634)

Long-term portion at the end of the year	$16,910	$15,952

Warranty costs
o.	Warranty costs:

The Group usually provides an assurance-type warranty for a period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group’s warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2023 and 2022, the provision for warranty amounted to $149 and $212, respectively.

Research and development costs
p.	Research and development costs:

ASC 985-20, “Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Group’s product development process, technological feasibility is established upon the completion of a working model. The Group does not incur material costs between the completion of a working model and the point at which the product is ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations, as incurred.

Participation grants from the Israel Innovation Authority (the “IIA”) for research and development activity are recognized at the time the Group is entitled to such grants based on the costs incurred and included as a deduction from research and development costs. Research and development grants recognized during the years ended December 31, 2023, 2022 and 2021 were $665, $624 and $570, respectively.

Income taxes
q.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

Accumulated other comprehensive income (loss) ("AOCI")
r.	Accumulated other comprehensive income (loss) (“AOCI”):

The Group accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI were as follows:

	Gains (losses)
	on AFS	Gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2023	$(6,376)	$(4,577)	$(10,953)

Other comprehensive loss before reclassifications, net of tax	2,859	(2,165)	481
Amounts reclassified from AOCI	(213)	6,567	6,567
Other comprehensive income, net of tax	2,646	4,402	7,048

Balance as of December 31, 2023	$(3,730)	$(175)	$(3,905)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	Year Ended December 31,
	2023	2022	2021
Amounts reclassified from AOCI
Cost of revenues	$1,400	$814	$(513)
Research and development expenses, net	2,983	1,735	(990)
Selling and marketing expenses	1,217	708	(406)
General and administrative expenses	967	426	(229)

Total operating expenses (income), before income taxes	$6,567	$3,683	$(2,138)

The effects on net income of amounts reclassified from AOCI in the year ended December 31, 2023 derive from realized losses on cash flow hedges recorded in operating expenses and from realized losses on AFS marketable securities recorded in financial income (expenses), net.

Concentrations of credit risk
s.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar denominated instruments with major banks in Israel and in the United States. The Group is exposed to credit risk in the event of default by financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. Management believes that the financial institutions that hold the Group’s investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-denominated corporate bonds. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the Group’s portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, Europe, Eastern Asia and Israel. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for credit losses.

Earnings per share
t.	Earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings per Share”.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Certain outstanding options and restricted share units (“RSUs”) have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options and RSUs that have been excluded from the calculation of diluted earnings per share was 710,761, 153,191 and 26,686 for the years ended December 31, 2023, 2022 and 2021, respectively.

Accounting for share-based compensation
u.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2023, 2022 and 2021, was $3.98, $8.99, and $10.64 per share, respectively, using the Black-Scholes option pricing model. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2023	2022	2021
Dividend yield	1.13%	1.13%	0.88%
Expected volatility	46.24%	47.64%	49.45%
Risk-free interest	4.57%	2.83%	0.5%
Expected life	3.60 years	4.10 years	3.61 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company’s exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company’s options. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to substantial change in the future. The Company paid its first cash dividend during the third quarter of 2018 and has been paying cash dividends on a bi-annual basis since then. The Company currently expects to continue pay cash dividends in the future, subject to the Board of Director’s approval and receipt of required Israeli court approvals, although there can be no assurance that it will do so. See also Note 11.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2023, 2022 and 2021 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2023	2022	2021
Cost of revenues	$388	$425	$411
Research and development expenses, net	2,685	3,481	2,772
Selling and marketing expenses	4,297	6,032	6,170
General and administrative expenses	4,010	5,184	4,811
Total share-based compensation expenses	$11,380	$15,122	$14,164

Treasury stock
v.	Treasury stock:

The Company repurchases its ordinary shares from time to time in the open market and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity. See also Note 11a.

Severance pay
w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month’s salary for each year of employment or a portion thereof. The Group’s liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company’s consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group’s agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group’s contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2023, 2022 and 2021, amounted to $2,995, $3,907 and $2,373, respectively.

Employee benefit plan
x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the United States. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the Internal Revenue Service limit of $20.5 during the years ended December 31, 2023 and 2022, plus a catch-up contribution of $7.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay. In the years ended December 31, 2023, 2022 and 2021, the Group matched contributions in the amount of $524, $531 and $431, respectively.

Advertising expenses
y.	Advertising expenses:

Advertising expenses are charged to the consolidated statements of operations as incurred. Advertising expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $1,942, $1,733 and $582, respectively.

Fair value of financial instruments
z.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, “Fair Value Measurements and Disclosures” establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 -Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 7.

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, trade receivables, trade payables, other receivables and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Group measures its investments in marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The fair value of financial investments consists of investments in limited partnerships, that are valued at the net asset value (“NAV”) which is a practical expedient to their estimate fair value. The NAV is provided by the fund administrator and is based on the value of the underlying assets owned less its liabilities.

Derivative instruments and hedging
aa.	Derivative instruments and hedging:

The Group accounts for derivative instruments and hedging based on ASC 815, “Derivatives and Hedging”.

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in the fair value of such instruments are included as gain or loss in “financial income (expenses), net” at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses.

To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

Recently issued accounting pronouncement not yet adopted
ab.	Recently issued accounting pronouncement not yet adopted:

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.